Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
	Dec. 15, 2022	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Income Taxes [Line Items]
Taxable Income		$ 485.0	$ 1,106.0		$ 817.0	$ 1,591.0	$ 1,681.0
Minimum future earnings taxable income	$ 100.0
Canadian Federal Tax Measures [Member]
Disclosure Of Income Taxes [Line Items]
Applicable Income tax rate	15.00%
Taxable Income	$ 1,000.0		579.0
Tax benefit arising from increase in statutory tax rate				$ 39.0
Increase in Tax Rate In Future Earnings	1.50%
Tax benefit arising from increase in statutory tax rate, recognized in consolidated statement of income				$ 13.0
Canada recovery dividend payable			$ 640.0
2011 to 2017 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		1,515.0				1,515.0
2014 to 2018 taxation year [Member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		551.0				551.0
2018 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		$ 1.7				$ 1.7